HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2025
Held For Sale and Discontinued Operations [Abstract]
Schedule of assets and liabilities held for sale	As disclosed in Note 5 - Significant transactions of these interim condensed consolidated financial statements, the following table provides the details over assets and liabilities classified as held-for-sale as of:

	Assets held-for-sale		Liabilities held-for-sale
	June 30, 2025	December 31, 2024	June 30, 2025	December 31, 2024
Kyrgyzstan	74	72	32	28
Medcable	—	—	4	—
Total assets and liabilities held for sale	74	72	36	28
The following table shows the assets and liabilities classified as held-for-sale relating to the Kyrgyzstan operations as of:

	June 30, 2025	December 31, 2024
Non-current assets
Property and equipment	38	34
Intangible assets excl. goodwill	11	11
Other non-current assets	3	3

Other current assets
Inventories	1	1
Trade and other receivables	9	4
Cash and cash equivalents	5	14
Other current assets	7	5
Total assets held for sale	74	72

Non-current liabilities
Debt and derivatives	7	7
Other non-current liabilities	—	1

Current liabilities
Trade and other payables	16	12
Other non-financial liabilities	9	8
Total liabilities held for sale	32	28